Business Segments [Text Block]	6 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Business Segments [Text Block]
18.    BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.
Effective April 1
, 2018
, the MUFG Group reorganized its business groups in an effort to further integrate the expertise and capabilities of its consolidated subsidiaries to respond to the needs of customers more effectively and efficiently, as part of its current medium-term business plan. To make and execute unified group-wide strategies based on customer characteristics and the nature of business, the MUFG Group integrated the operations of its consolidated subsidiaries into six business segments.—Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Retail
 & Commercial Banking Business Group
—Covers the domestic retail and commercial banking businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other group companies of MUFG. This business group offers retail and small and medium-sized enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate
 & Investment Banking Business Group
—Covers the large Japanese corporate businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings, including the transaction banking, investment banking, trust banking and securities businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Corporate & Investment Banking Business Group
—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides non-Japanese
large corporate and financial institution customers with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Commercial Banking Business Group
—Covers the retail and commercial banking businesses of MUFG Union Bank and Krungsri. From the current interim period, this business group also covers Bank
Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized
enterprise, and corporate customers across the Asia-Pacific region.
Asset Management
 & Investor Services Business Group
—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking and MUFG Bank. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offer investment trusts for retail customers.
Global Markets Business Group
—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies and equities as well as other investment products, and origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other
—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments was also reflected in Other.
Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.
The MUFG Group made modifications to
t
he MUFG Group’s internal management accounting rules and practices to clarify the responsibility for profits of each business segment, effective April 1, 2019. These modifications had the following impact for the six months ended September 30, 2018:
•	increasing the operating profits of the Retail & Commercial Banking Business Group, the Global Markets Business Group and Other by ¥0.3 billion, ¥1.0 billion and ¥16.1 billion, respectively; and

•
reducing the operating profits of the Japanese Corporate & Investment Banking Business Group, the Global Corporate & Investment Banking Business Group and the Global Commercial Banking Business Group by ¥5.2 billion, ¥4.8 billion and ¥7.4 billion, respectively.

Prior period business segment information has been restated to enable comparison between the relevant amounts for the six months ended September 30, 2018 and 2019.

	Customer Business
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2018:
Net revenue:	¥754.1	¥261.6	¥193.7	¥335.8	¥104.4	¥1,649.6	¥260.3	¥24.3	¥1,934.2
BK and TB (1) :	361.9	199.9	130.0	(0.8)	49.0	740.0	165.7	109.6	1,015.3
Net interest income	232.1	75.5	56.8	(0.8)	—	363.6	128.5	167.1	659.2
Net fees	114.2	97.7	73.0	—	49.0	333.9	(9.1)	(23.4)	301.4
Other	15.6	26.7	0.2	—	—	42.5	46.3	(34.1)	54.7
Other than BK and TB	392.2	61.7	63.7	336.6	55.4	909.6	94.6	(85.3)	918.9
Operating expenses	608.1	151.2	121.3	238.9	60.6	1,180.1	114.1	69.5	1,363.7

Operating profit (loss)	¥146.0	¥110.4	¥72.4	¥96.9	¥43.8	¥469.5	¥146.2	¥(45.2)	¥570.5
Six months ended September 30, 2019:
Net revenue:	¥731.9	¥265.0	¥186.4	¥371.3	¥101.3	¥1,655.9	¥323.6	¥36.7	¥2,016.2
BK and TB (1) :	352.1	200.4	128.5	(0.5)	45.6	726.1	226.9	62.8	1,015.8
Net interest income	225.8	83.0	56.3	0.4	0.8	366.3	66.7	57.6	490.6
Net fees	111.6	92.6	72.4	—	44.8	321.4	(6.3)	(23.8)	291.3
Other	14.7	24.8	(0.2)	(0.9)	—	38.4	166.5	29.0	233.9
Other than BK and TB	379.8	64.6	57.9	371.8	55.7	929.8	96.7	(26.1)	1,000.4
Operating expenses	594.0	156.2	120.5	274.2	65.3	1,210.2	112.9	70.8	1,393.9

Operating profit (loss)	¥137.9	¥108.8	¥65.9	¥97.1	¥36.0	¥445.7	¥210.7	¥(34.1)	¥622.3

Note:	(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.
A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2018 and 2019 above to income before income tax expense shown in the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2018	2019
	(in billions)
Operating profit	¥571	¥622
Reversal of (provision for) credit losses	71	(102)
Foreign exchange losses—net	(43)	(32)
Trading account profits (losses)—net	(330)	505
Equity investment securities gains (losses)—net	391	(26)
Debt investment securities gains (losses)—net	14	(136)
Equity in earnings of equity method investees—net	140	165
Impairment of goodwill	—	(241)
Reversal of ( p rovision for) off-balance sheet credit instruments	(42)	63
Other—net	(76)	20
Income before income tax expense	¥696	¥838